FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 16 – Fair Value of Financial Instruments

The Company has issued convertible notes containing beneficial conversion features to Darling, Efrat, David Lamadrid and YA II PN Notes.  One of the features is a ratchet reset provision which, in general, reduces the conversion price should the Company issue equity with an effective price per share that is lower than the stated conversion price in the note. The Company accounts for the fair value of the conversion feature in accordance with ASC 815- Accounting for Derivatives and Hedging and Emerging Issues Task Force (“EITF”) 07-05- Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock (“EITF 07-05”). The Company carries the embedded derivative on its balance sheet at fair value and accounts for any unrealized change in fair value as a component of its results of operations. The Company also has a contingent liability in connection with the acquisition of Alternative Solutions, LLC (see note 3).

The following summarizes the Company’s financial liabilities that are recorded at fair value on a recurring basis at November 30, 2018 and May 31, 2018:

	November 30, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent liabilities	$-	$-	$678,111	$678,111

	May 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,265,751	$1,265,751

The estimated fair values of the Company’s derivative liabilities are as follows:

Derivative
Liability
Liabilities Measured at Fair Value

Balance as of May 31, 2018	$1,265,751

Transfers out due to the adoption of ASU 2017-11 effective June 1, 2018	(1,265,751)

Balance as of November 30 2018	$-

NOTE 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at May 31, 2018 and 2017.

	May 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,265,751	$1,265,751

	May 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$95,276	$95,276

The estimated fair values of the Company’s derivative liabilities are as follows:

Derivative
Liability
Liabilities Measured at Fair Value

Balance as of May 31, 2016	$418,537

Issuances	600,564

Convert or Redeem	(612,850)

Revaluation gain	(310,975)

Balance as of May 31, 2017	$95,276

Issuances	3,671,505

Convert or Redeem	(2,696,755)

Revaluation loss	195,725

Balance as of May 31, 2018	$1,265,751